Earnings (Loss) Per Share	12 Months Ended
Dec. 31, 2015
Earnings Per Share [Abstract]
Earnings (Loss) Per Share
20.	Earnings (Loss) Per Share

The net income (loss) available for common shareholders and earnings (loss) per common share presented in the table below excludes the results of operations of the Entities under Common Control (see note 3).

	Year Ended December 31,
	2015	2014	2013
	$	$	$
Net income (loss)	179,635	60,538	(2,709)
Net income attributable to the Entities under
Common Control	2,708	3,396	5,429

Net income (loss) available for common shareholders	176,927	57,142	(8,138)

Weighted-average number of common shares - basic	130,136,228	85,882,685	83,591,030
Dilutive effect of stock-based compensation	581,481	364,452	—

Weighted average number of common shares - diluted	130,717,709	86,247,137	83,591,030

Earnings (loss) per common share:
- Basic	1.36	0.67	(0.10)
- Diluted	1.35	0.66	(0.10)

Stock-based awards, which have an anti-dilutive effect on the calculation of diluted earnings per common share, are excluded from this calculation. For the years ended December 31, 2015 and 2014, options to acquire 43,826 shares and 110,829 shares of the Company’s Class A common stock, respectively, had an anti-dilutive effect on the calculation of diluted earnings per common share. For the year ended December 31, 2013, no shares had an anti-dilutive effect.